STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

29.        STOCK BASED COMPENSATION

On August 24, 2007, the Company adopted the 2007 share incentive plan and granted 5,206,000 options to certain employees, officers and directors for the purchase of 5,206,000 ordinary shares at an exercise price of $4.00 per share. The options vested over two years at 50% per year and all of the options not exercised expired on August 23, 2012. The compensation expense, which was determined based on the fair value of options granted, was recognized over the vesting period using graded-vesting attribution method. No compensation expense was recognized for the years ended December 31, 2010, 2011 and 2012.

A summary of the share option activities is as follows:

	Number of options	Exercise price
Outstanding at beginning of 2010	4,994,000	$4.00
Movement during 2009
Granted	—	—
Exercised	—	—
Forfeited	(204,000)	—
Outstanding at end of 2010	4,790,000	$4.00

Movement during 2011
Granted	—	—
Exercised	—	—
Forfeited	(484,000)	—
Outstanding at end of 2011	4,306,000	$4.00

Movement during 2012
Granted	—	—
Exercised	—	—
Forfeited	(4,306,000)	—
Outstanding at end of 2012	—	—

As of December 31, 2010 and 2011, the intrinsic value of each option was nil, and the aggregate intrinsic value of options outstanding was nil.